Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Charters-out [Abstract]
Minimum Future Charter Revenue

Year	Amount
2017	294,564
2018	205,540
2019	157,045
2020	157,475
2021 to 2028	495,415

Minimum charter payments	1,310,039